NOTICE

On August 7, 2012 an N-PX filing for Guggenheim Dynamic Opportunities Fund was incorrectly filed with the SEC under the CIK number for the Advent Claymore Convertible Securities & Income Fund II.

The accession number for this filing is 0000891804-12-001023.

This filing was submitted in error and should be disregarded.